COLUMBIA FUNDS SERIES TRUST

Columbia Georgia Intermediate Municipal Bond Fund

(the “Fund”)

Supplement dated May 2, 2011 to the Fund’s prospectuses

dated August 1, 2010, as supplemented

In August 2010, the Board of Trustees of Columbia Funds Series Trust (the “Trust”) approved an Agreement and Plan of Reorganization (the “Agreement and Plan”) to merge (the “Reorganization”) the Fund into Columbia Intermediate Municipal Bond Fund (the “Acquiring Fund”). Fund shareholders approved the Agreement and Plan providing for the Reorganization at a Joint Special Meeting of Shareholders held on February 15, 2011. After further consideration in light of changed circumstances, the Board of Trustees of the Trust and the Board of Trustees of Columbia Funds Series Trust I, of which the Acquiring Fund is a series, determined that the termination of the Agreement and Plan with respect to the Reorganization was in the best interests of shareholders of the Fund and shareholders of the Acquiring Fund, respectively, and pursuant to the terms of the Agreement and Plan mutually agreed to terminate the Agreement and Plan with respect to the Reorganization. As a result, the Reorganization will not occur.

Shareholders should retain this Supplement for future reference.

C-1816-1 A (5/11)

COLUMBIA FUNDS SERIES TRUST

Columbia Maryland Intermediate Municipal Bond Fund

(the “Fund”)

Supplement dated May 2, 2011 to the Fund’s prospectuses

dated August 1, 2010, as supplemented

In August 2010, the Board of Trustees of Columbia Funds Series Trust (the “Trust”) approved an Agreement and Plan of Reorganization (the “Agreement and Plan”) to merge (the “Reorganization”) the Fund into Columbia Intermediate Municipal Bond Fund (the “Acquiring Fund”). Fund shareholders approved the Agreement and Plan providing for the Reorganization at a Joint Special Meeting of Shareholders held on February 15, 2011. After further consideration in light of changed circumstances, the Board of Trustees of the Trust and the Board of Trustees of Columbia Funds Series Trust I, of which the Acquiring Fund is a series, determined that the termination of the Agreement and Plan with respect to the Reorganization was in the best interests of shareholders of the Fund and shareholders of the Acquiring Fund, respectively, and pursuant to the terms of the Agreement and Plan mutually agreed to terminate the Agreement and Plan with respect to the Reorganization. As a result, the Reorganization will not occur.

Shareholders should retain this Supplement for future reference.

C-1091-1 A (5/11)

COLUMBIA FUNDS SERIES TRUST

Columbia Small Cap Growth Fund II

(the “Fund”)

Supplement dated May 2, 2011 to the Fund’s prospectuses

dated July 1, 2010, as supplemented

In August 2010, the Board of Trustees of Columbia Funds Series Trust (the “Trust”) approved an Agreement and Plan of Reorganization (the “Agreement and Plan”) to merge (the “Reorganization”) the Fund into Columbia Small Cap Growth Fund I (the “Acquiring Fund”). Fund shareholders approved the Agreement and Plan providing for the Reorganization at a Joint Special Meeting of Shareholders held on February 15, 2011. After further consideration in light of changed circumstances, the Board of Trustees of the Trust and the Board of Trustees of Columbia Funds Series Trust I, of which the Acquiring Fund is a series, determined that the termination of the Agreement and Plan with respect to the Reorganization was in the best interests of shareholders of the Fund and shareholders of the Acquiring Fund, respectively, and pursuant to the terms of the Agreement and Plan mutually agreed to terminate the Agreement and Plan with respect to the Reorganization. As a result, the Reorganization will not occur.

Shareholders should retain this Supplement for future reference.

C-1251-2 A (5/11)